Costs and Expenses by Nature - Disclosure of Cost and Expenses By Nature (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Analysis of income and expense [abstract]
Impact of tax settlement programs	$ (1,373)